Other information by nature - Narrative (Details) € in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 17.1	€ 5.9	€ 6.7
Average number of employees | employee	292,434	111,864	115,030